Subsequent Events (Details)													9 Months Ended	12 Months Ended
	Oct. 23, 2026 USD ($)	Mar. 15, 2026 USD ($)	Jan. 01, 2026 USD ($)	Nov. 30, 2025	Oct. 31, 2025 USD ($) shares	Oct. 30, 2025 USD ($)	Oct. 27, 2025 USD ($)	Oct. 16, 2025 shares	Oct. 09, 2025 shares	Jun. 23, 2025	May 06, 2025 USD ($) $ / shares	May 04, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Aug. 31, 2025 $ / shares
Subsequent Events [Line Items]
Aggregate amount													$ 5,938,000
Exercise price decrease (in Dollars per share) | $ / shares													$ 11.5
Converted into aggregate of ordinary shares. (in Shares) | shares													851,483
Exercise price increase (in Dollars per share) | $ / shares													$ 15
Issuance of ordinary shares (in Shares) | shares													1,841,750
Warrants issuance shares (in Shares) | shares					3,683,500
Converted loans													$ 5,690,000
Price per share (in Dollars per share) | $ / shares													$ 7
Fixed monthly fee													$ 25,000
Investor amount													17,000
Social media and communications amount													4,000
Business development amount													$ 5,000
Monthly service fee percentage													3.00%
Other support services													$ 1,000
Adjustment of compensation amount													600,000
Fees paid to benchmark													600,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate amount												$ 500,000
Conversion price valuation											$ 100,000,000
Percentage of liquidation preference											150.00%
Percentage of shares issued											10.00%
Exercise price decrease (in Dollars per share) | $ / shares											$ 11.5
Percentage of commission funds											3.00%
Aggrement payable			$ 245,000
Total price payable				10.00%
Percentage of exceed estimates				5.00%
Advisory Fee Year 1 [Member]
Subsequent Events [Line Items]
Cash payables													300,000
Advisory Fee Year 2 [Member]
Subsequent Events [Line Items]
Cash payables													$ 300,000
Lease Agreement [Member]
Subsequent Events [Line Items]
Lease term														24 months	24 months
Rent														$ 12,320	€ 11,400
Other expenses														1,027	950
Monthly fees														$ 54	€ 50
Percentage of lease fee														75.00%	75.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares) | shares					70,300,948
Advisory fee payable					$ 350,000
Execution of agreement							$ 105,000
Total due payable							100,000
Monthly installments payments							$ 33,000
Payments for services						$ 107
Ordinary shares ratio									10,000
Subsequent Event [Member] | Preferred Shares [Member]
Subsequent Events [Line Items]
Issued preferred shares (in Shares) | shares									8,000
Authorized share capital of preferred shares (in Shares) | shares								4,020
Subsequent Event [Member] | Preferred Shares [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Conversion ordinary shares (in Shares) | shares								4,020
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital of ordinary shares (in Shares) | shares								540,200,000
Subsequent Event [Member] | Ordinary Shares [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Conversion ordinary shares (in Shares) | shares								40,200,000
Terra Innovatum Global and SRL [Member]
Subsequent Events [Line Items]
Contribution of ownership interests										100.00%
Terra Innovatum Global and SRL [Member] | Merger Agreement [Member]
Subsequent Events [Line Items]
Contribution of ownership interests														100.00%	100.00%
Bridge loans [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares													$ 7
Price per share (in Dollars per share) | $ / shares													15
Bridge loans [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount												$ 100,000
Conversion price per share (in Dollars per share) | $ / shares											$ 7
Conversion of Bridge Loans [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares													7
Terra Innovatum Global N.V [Member]
Subsequent Events [Line Items]
Exercise price decrease (in Dollars per share) | $ / shares													16
Exercise price increase (in Dollars per share) | $ / shares													$ 12
Issuance of ordinary shares (in Shares) | shares													920,875
Proceeds to issuance amount					36,790,000
Conversion ordinary shares (in Shares) | shares													851,483
Bridge [Member]
Subsequent Events [Line Items]
Exercise price decrease (in Dollars per share) | $ / shares													$ 11.5
Warrant purchase to ordinary shares (in Shares) | shares													851,483
Issuance of ordinary shares (in Shares) | shares													851,483
Canaccord Genuity LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggrement payable	$ 233,000	$ 233,000
Canaccord Genuity LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Advisory fee payable					700,000
Execution of agreement					$ 233,000
Moonshot Agreement [Member] | Subsequent Event [Member] | Preferred Shares [Member]
Subsequent Events [Line Items]
Issued preferred shares (in Shares) | shares									40
Minimum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																$ 11.5
Warrant purchase to ordinary shares (in Shares) | shares													851,483
Minimum [Member] | Engagement of Investor Relations and Advisory Services [Member]
Subsequent Events [Line Items]
Acquisition ranging from per hour (in Dollars per share) | $ / shares													$ 1
Maximum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																$ 15
Warrant purchase to ordinary shares (in Shares) | shares													851,483
Ordinary Shares [Member]
Subsequent Events [Line Items]
Exchanged shares (in Shares) | shares														1	1